Document and Entity Information	3 Months Ended
Mar. 31, 2023
Document and Entity Information [Abstract]
Document Type	F-1
Entity Registrant Name	Metals Acquisition Ltd
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001950246
Amendment Flag	false